Note 19 - Income Taxes - Deferred Tax (Recovery) Expense (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Origination and reversal of temporary differences	$ 163	$ 5,241	$ 2,077	$ 2,065	$ 2,240
Change in unrecognized deductible temporary differences	(163)	(5,241)	(2,206)	(2,065)	(2,369)
Total tax (recovery) expense			$ (129)		$ (129)